Federated Hermes International Equity Fund
(formerly, Federated International Equity Fund)
Portfolio of Investments
August 31, 2020 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—96.8%
		Argentina—1.7%
53,618	[1]	Globant SA	$9,521,484
12,710	[1]	Mercadolibre, Inc.	14,852,779
		TOTAL	24,374,263
		Australia—1.8%
142,910	[1]	Afterpay Touch Group Ltd.	9,558,457
324,516		Appen Ltd.	8,229,004
895,680		Northern Star Resources Ltd.	8,999,891
		TOTAL	26,787,352
		Austria—0.5%
200,515		Andritz AG	6,706,068
		Belgium—1.0%
70,400		S.A. D'Ieteren N.V.	4,599,439
116,912		Solvay S.A.	10,126,692
		TOTAL	14,726,131
		Brazil—1.1%
600,655		Notre Dame Intermedica Participacoes S.A.	8,124,220
151,203	[1]	XP Inc.	7,467,916
		TOTAL	15,592,136
		Canada—5.1%
185,769		Agnico Eagle Mines Ltd.	15,325,942
275,802	[1]	Equinox Gold Corp.	3,624,038
33,058	[1]	Lululemon Athletica Inc.	12,418,899
341,283		Magna International, Inc., Class A	16,619,999
507,815		Methanex Corp.	11,325,441
294,307		Toronto Dominion Bank	14,682,069
		TOTAL	73,996,388
		Chile—0.7%
680,800		Antofagasta PLC	9,774,078
		China—7.0%
97,749	[1]	Alibaba Group Holding Ltd., ADR	28,056,895
47,407	[1]	Pinduoduo, Inc., ADR	4,216,379
963,215		Ping An Insurance (Group) Co. of China Ltd.	10,206,261
351,786		Tencent Holdings Ltd.	23,973,338
5,572,000		Weichai Power Co. Ltd., Class H	11,215,668
365,058	[1]	WuXi PharmaTech, Inc.	9,447,734
2,421,500		Zhongsheng Group Holdings	15,040,713
		TOTAL	102,156,988
		Colombia—0.8%
729,100		Banco Industrial Colombiano	5,067,255
256,900		Bancolombia S.A., ADR	7,208,614
		TOTAL	12,275,869

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Denmark—0.6%
129,266		GN Store Nord AS	$9,352,705
		Egypt—0.6%
1,513,367		Commercial International Bank Egypt	6,451,035
5,419,402		Juhayna Food Industries	2,396,848
		TOTAL	8,847,883
		Finland—1.0%
161,612		Neste Oyj	8,631,037
224,264		Valmet Corp.	6,126,925
		TOTAL	14,757,962
		France—6.2%
25,584		Dassault Systemes SA	4,816,536
8,823	[1]	Eurofins Scientific SE	7,072,384
237,024		Imerys SA	9,613,509
209,400		Ipsos	5,528,928
13,864		LVMH Moet Hennessy Louis Vuitton SA	6,508,661
95,700		Michelin, Class B	10,797,511
306,618	[1]	Publicis Groupe	10,739,128
330,694	[1]	Solutions 30 SE	5,680,251
29,110		Teleperformance	8,971,224
139,457		Vinci SA	13,066,974
88,502	[1]	Worldline SA	8,152,955
		TOTAL	90,948,061
		Germany—8.3%
120,600		BASF SE	7,358,510
774,193		Deutsche Telekom AG, Class REG	13,599,486
159,760	[1]	Evotec SE	4,262,909
159,200		Fresenius SE & Co KGaA	7,348,915
95,500		Hannover Rueckversicherung SE	16,263,109
139,400		HeidelbergCement AG	8,851,753
204,100		LANXESS AG	11,948,010
53,700		Muenchener Rueckversicherungs-Gesellschaft AG	15,425,557
3,544		Rational AG	2,257,875
75,811		SAP SE, ADR	12,539,898
10,261	[1]	Shop Apotheke Europe NV	1,946,005
40,710		Stratec Biomedical Systems AG	4,993,709
91,245	[1]	TeamViewer AG	4,945,858
40,315		VIB Vermoegen AG	1,332,341
96,092	[1]	Zalando SE	8,396,128
		TOTAL	121,470,063
		Greece—0.3%
216,200		Jumbo S.A.	3,753,451
		Hong Kong—0.6%
840,551		AIA Group Ltd.	8,551,879
		India—1.5%
102,136	[1]	HDFC Bank Ltd., ADR	5,065,946
976,920		Infosys Ltd., ADR	12,309,192
157,254		Reliance Industries Ltd.	182,732
11,309		Reliance Industries Limited	4,432,953
		TOTAL	21,990,823

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Ireland—2.2%
4,777,881		Greencore Group Plc.	$8,028,281
37,530	[1]	ICON PLC	6,995,967
100,136	[1]	Kingspan Group PLC	8,595,205
96,500	[1]	Ryanair Holdings PLC, ADR	7,806,850
		TOTAL	31,426,303
		Israel—1.0%
48,681	[1]	Cyber-Ark Software Ltd.	5,379,250
38,271	[1]	Solaredge Technologies, Inc.	8,463,632
		TOTAL	13,842,882
		Italy—0.9%
874,754		Davide Campari-Milano NV	8,993,547
135,808,900	[1]	Trevi Finanziaria SpA	3,421,610
		TOTAL	12,415,157
		Japan—10.5%
334,500		Asahi Group Holdings Ltd.	11,692,715
227,230		Asahi Intecc Co. Ltd.	6,731,007
1,064,700		Daicel Corp.	7,704,139
132,079		Daiichi Sankyo Co. Ltd.	11,785,860
83,830		Hoya Corp.	8,233,164
259,500		KDDI Corp.	7,525,299
23,208		Keyence Corp.	9,553,540
119,371		Lasertec Corp.	8,982,866
158,735		M3, Inc.	9,175,279
142,221		Murata Manufacturing Co. Ltd.	8,412,877
126,361		Nidec Corp.	10,554,213
175,221		Nihon M&A Center, Inc.	8,709,287
15,317		Nintendo Co. Ltd.	8,193,128
280,079		Olympus Corp.	5,538,427
18,469		SMC Corp.	10,085,896
140,400		Sony Corp.	10,986,615
398,400		Sumitomo Mitsui Trust Holdings, Inc.	11,516,979
		TOTAL	155,381,291
		Kenya—0.3%
18,322,601		Safaricom Ltd.	5,063,118
		Mexico—0.9%
962,300	[1]	Grupo Aeroportuario del Centro Norte SAB de CV	4,406,914
558,600		Grupo Aeroportuario del Pacifico SA, Class B	4,344,326
336,100	[1]	Grupo Aeroportuario del Sureste SAB de CV, Class B	3,817,028
		TOTAL	12,568,268
		Netherlands—1.9%
106,714	[1]	Alfen Beheer B.V.	7,740,489
37,077		ASML Holding N.V., ADR	13,873,472
133,040		Corbion N.V.	6,157,746
		TOTAL	27,771,707
		Norway—4.1%
947,144	[1]	DNB Bank ASA	15,156,272
1,191,784	[1]	NEL ASA	2,900,336
664,849		SpareBaken Vest	4,943,658
1,461,053	[1]	SpareBank 1 SR-Bank ASA	13,132,979
188,368	[1]	Tomra Systems ASA	9,126,630

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Norway—continued
344,000		Yara International ASA	$14,401,730
		TOTAL	59,661,605
		Poland—0.6%
150,656	[1]	Dino Polska SA	9,119,863
		Puerto Rico—0.8%
333,800		Popular, Inc.	12,363,952
		Qatar—0.2%
546,845		Qatar National Bank	2,704,233
		Russia—0.5%
110,373	[1]	Yandex NV	7,530,750
		Singapore—2.2%
99,322	[1]	Sea Ltd., ADR	15,177,395
3,164,500		Singapore Technologies Engineering Ltd.	7,882,896
644,938		United Overseas Bank Ltd.	9,257,113
		TOTAL	32,317,404
		South Korea—7.9%
62,159		Hyundai Mobis	11,656,138
58,125		Kakao Corp.	19,822,645
315,800		Kia Motors Corp.	11,224,063
151,800		Korea Tobacco & Ginseng Corp.	10,597,564
1,061,500		LG UPlus Corp.	10,664,542
358,698		Samsung Electronics Co. Ltd.	16,309,349
54,109		Samsung SDI Co. Ltd.	20,560,957
153,740		Shinhan Financial Group Co. Ltd.	3,827,786
177,000		SK Hynix, Inc.	11,137,053
		TOTAL	115,800,097
		Spain—0.5%
294,242		Grifols SA	7,979,944
		Sweden—5.7%
621,600	[1]	Dometic Group AB	7,640,068
448,600	[1]	Duni AB	4,714,827
325,826	[1]	Loomis AB	8,190,771
558,991	[1]	Medicover AB	7,259,156
176,444		MIPS AB	7,067,899
547,500		SKF Ab, Class B	10,919,090
26,426	[1]	Spotify Technology SA	7,456,360
1,419,444	[1]	Svenska Handelsbanken AB	14,270,890
90,478		Swedish Match AB	6,865,475
335,187	[1]	Vitrolife AB	9,006,892
		TOTAL	83,391,428
		Switzerland—4.0%
2,684		Barry Callebaut AG	5,936,529
135,450		Nestle S.A.	16,275,947
160,066		Novartis AG	13,797,543
29,235		Roche Holding AG	10,216,987
31,885		Sika AG	7,637,046
29,110		TEMENOS Group AG	4,692,790
		TOTAL	58,556,842

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Taiwan—1.8%
1,660,000		Catcher Technology Co. Ltd.	$11,307,758
486,752		MediaTek, Inc.	9,213,597
577,366		Win Semiconductors Corp.	5,604,886
		TOTAL	26,126,241
		Thailand—0.3%
1,683,100		Siam Commercial Bank PLC	3,897,033
		United Arab Emirates—0.0%
273,315	[2]	NMC Health PLC	0
		United Kingdom—11.2%
720,700		Amcor PLC	7,970,942
220,136		Ashtead Group PLC	7,665,681
269,519		AstraZeneca PLC, ADR	15,093,064
2,254,787		Babcock International Group PLC	8,201,363
410,263		BELLWAY PLC	13,094,906
342,900		Bunzl PLC	11,101,805
707,504		Burford Capital Ltd.	5,354,860
6,864,237		Cineworld Group PLC	5,788,098
265,600		Coca-Cola European Partners PLC	10,932,096
75,839	[1]	Endava PLC, ADR	4,132,467
220,793		Hilton Food Group PLC	3,494,531
1,076,730	[1]	Inchcape PLC	7,275,786
43,966		Linde PLC	10,980,069
318,923		Mondi PLC	6,228,565
535,877		Mondi PLC-SAF	10,157,920
152,726		Next PLC	12,327,018
3,042,244		Signature Aviation PLC	10,724,052
8,128,087		Taylor Wimpey PLC	13,299,394
		TOTAL	163,822,617
		Vietnam—0.5%
2,364,530		Vinhomes Joint Stock Company	7,982,913
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,091,693,189)	1,415,785,748
		WARRANTS—0.0%
		Italy—0.0%
17,191	[1]	Trevi Finanziaria SPA, Warrants (IDENTIFIED COST $1,704,233 )	107,682
		INVESTMENT COMPANIES—3.0%
32,441,889		Federated Hermes Government Obligations Fund, Premier Shares, 0.05%[3]	32,441,889
10,853,652		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.16%[3]	10,859,079
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $43,300,968)	43,300,968
		TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $1,136,698,390)	1,459,194,398
		OTHER ASSETS AND LIABILITIES - NET—0.2%[4]	2,566,244
		TOTAL NET ASSETS—100%	$1,461,760,642

Affiliated fund holdings are investment companies which are managed by the Adviser, or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2020, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 5/31/2020	$6,084,262	$19,964,068	$ 26,048,330
Purchases at Cost	$77,975,265	$66,064,061	$ 144,039,326
Proceeds from Sales	$(51,617,638)	$(75,167,439)	$(126,785,077)
Change in Unrealized Appreciation/Depreciation	$—	$—	$—
Net Realized Gain/(Loss)	$—	$(1,611)	$(1,611)
Value as of 8/31/2020	$32,441,889	$10,859,079	$ 43,300,968
Shares Held as of 8/31/2020	32,441,889	10,853,652	43,295,541
Dividend Income	$2,267	$4,826	$7,093
*
All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1
Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
3
7-day net yield.
4
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”) is deemed not representative of fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$ 335,151,500	$ 1,080,634,248	$ 0	$ 1,415,785,748
Warrants
International	107,682	—	—	107,682
Investment Companies	43,300,968	—	—	43,300,968
TOTAL SECURITIES	$ 378,560,150	$ 1,080,634,248	$ 0	$1,459,194,398
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt